Earnings Per Share (Calculation of Basic and Diluted EPS) (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net income from continuing operations		$ 431	$ (665)	$ 1,147	$ (365)
Preferred stock dividends (see Note 16)		(20)	(25)	(40)	(52)
Net income attributable to Dominion Energy from continuing operations – Basic		411	(690)	1,107	(417)
Dilutive effect of 2019 Equity Units	[1],[2]	0	0	0	0
Net income attributable to Dominion Energy from continuing operations - Diluted		411	(690)	1,107	(417)
Net income attributable to Dominion Energy		$ 168	$ 212	$ 449	$ 623
Average shares of common stock outstanding – Basic		836.0	818.4	835.6	814.5
Net effect of dilutive securities	[1],[3]	0.2	0.0	0.3	0.0
Average shares of common stock outstanding – Diluted		836.2	818.4	835.9	814.5
EPS from continuing operations – Basic		$ 0.49	$ (0.84)	$ 1.32	$ (0.51)
EPS from discontinued operations – Basic		0.2	0.26	0.54	0.76
Net income (loss) attributable to Dominion Energy		0.69	(0.58)	1.86	0.25
EPS from continuing operations – Diluted		0.49	(0.84)	1.32	(0.51)
EPS from discontinued operations – Diluted		0.2	0.26	0.54	0.76
Net income (loss) attributable to Dominion Energy		$ 0.69	$ (0.58)	$ 1.86	$ 0.25

[1]	As a result of a net loss for the three and six months ended June 30, 2022, any adjustments to earnings or shares would be considered antidilutive and are therefore excluded from the calculation of diluted EPS.
[2]	Effective January 2022, diluted net income was no longer reduced by the Series A Preferred Stock dividends.
[3]	Dilutive securities for the three and six months ended June 30, 2023 include stock potentially to be issued to satisfy the obligation under a settlement agreement with the SCDOR (applying the if converted method). See Note 17 for additional information.